Other Payables - Schedule of Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Current [Abstract]
Payroll	$ 1,607,740	$ 573,802
Professional service fee	714,764	23,721
Payables for purchase of property and equipment	413,657
Other taxes payable	17,793
Others	347,505	152,595
Other payables, total	$ 3,101,459	$ 750,118